Financial liabilities at amortized cost – borrowings and financing (Tables)	12 Months Ended
Dec. 31, 2023
Financial Liabilities At Amortized Cost Borrowings And Financing
Schedule of financial liabilities at amortized cost

	2023	2022
Borrowings and financing	1,136,344	585,568
Total	1,136,344	585,568

Schedule of borrowings and financings maturities

	2023
	Up to 3 months	3 to 12 months	Over 12 months	Total
Borrowings and financings
Term loan credit facility (i)	3,832	94,943	-	98,775
Syndicated loan (ii)	14,820	-	806,681	821,501
Financial letter (iii)	-	-	216,068	216,068
Total borrowings and financings	18,652	94,943	1,022,749	1,136,344

	2022
	Up to 3 months	3 to 12 months	Over 12 months	Total
Borrowings and financings
Term loan credit facility (i)	3,100	32,632	82,462	118,194
Syndicated loan (ii)	103	2,494	464,777	467,374
Total borrowings and financings	3,203	35,126	547,239	585,568

(i)	Corresponds to two term loan credit facilities obtained by Nu Servicios, and reassigned to Nu Financiera, both Mexican subsidiaries in Mexican pesos.
(ii)	Corresponds to two syndicated credit facilities. The first, in which Nu’s subsidiaries in Mexico and Colombia are the borrowers and the Company is acting as guarantor, the total amount of the credit facility is US$650,000, of which US$625,000 is allocated to Nu Mexico and US$25,000 to Nu Colombia. Out of this facility, Nu Mexico has withdrawn a partial amount of US$435,000 and Nu Colombia, the entire US$25,000. The second, in which Nu Colombia has been granted a 3-year facility from IFC (International Finance Corporation), the total amount corresponds to US$265,100 from IFC, also guaranteed by the Company, and was fully withdrawn.
(iii)	Until December 2023, the Group issued financial letters in Brazilian reais in the amount equivalent to US$198,691 on the issuance dates.

Schedule of terms and conditions of the loans outstanding
	2023
Borrowings and financing	Country	Currency	Interest rate	Maturity	Principal amount in US$

Term loan credit facility	Mexico	MXN	TIIE (2) 182 + 1.0% up to 1.45%	November 2024	80,000
Syndicated loan	Mexico	MXN	TIIE (2) 91 + 1.00%	April 2025	435,000
Syndicated loan	Colombia	COP	IBR (1) + 1.6% up to 1.9%	April 2025	87,500
Syndicated loan	Colombia	USD	SOFR (4) + 4.1%	January 2026	202,600
Financial letter	Brazil	BRL	CDI (3) + 1.2% up to 1.8%	From June 2025 up to November 2025	198,691

(1)	IBR: Colombian Bank Reference Indicator (Indicador Bancario de Referencia).
(2)	TIIE: Mexican Bank Reference Indicator (Tasas de Interés Interbancarias).
(3)	CDI: Brazilian Bank Reference Indicator (Certificado de Depósito Interbancário).
(4)	SOFR: Secured Overnight Financing Rate.

Schedule of changes to borrowings and financings

	2023
	Term loan credit facility	Syndicated loan	Financial Letter	Total

Balance at beginning of the year	118,194	467,374	-	585,568
New borrowings	-	270,810	198,691	469,501
Payments – principal	(35,702)	(10,799)	-	(46,501)
Payments – interest	(13,341)	(68,273)	-	(81,614)
Interest accrued	13,615	75,527	11,408	100,550
Effect of changes in exchange rates (OCI)	16,009	86,862	5,969	108,840
Balance at end of the year	98,775	821,501	216,068	1,136,344

	2022
	Bills of exchange	Term loan credit facility	Bank borrowings	Syndicated loan	Total

Balance at beginning of the year	10,400	136,843	-	-	147,243
Addition due to business combination	-	-	4,729	-	4,729
New borrowings	-	121,142	-	460,000	581,142
Payments – principal	(9,447)	(146,078)	(4,458)	-	(159,983)
Payments – interest	(1,889)	(8,301)	(568)	(19,998)	(30,756)
Interest accrued	42	8,340	158	22,534	31,074
Effect of changes in exchange rates (OCI)	894	6,248	139	4,838	12,119
Balance at end of the year	-	118,194	-	467,374	585,568

	2021
	Financial letter	Bills of exchange	Term loan credit facility	Total

Balance at beginning of the year	60,126	17,684	19,644	97,454
New borrowings	-	-	116,349	116,349
Payments – principal	(54,151)	(6,372)	-	(60,523)
Payments – interest	(4,548)	(600)	(1,908)	(7,056)
Interest accrued	776	683	4,766	6,225
Effect of changes in exchange rates (OCI)	(2,203)	(995)	(2,008)	(5,206)
Balance at end of the year	-	10,400	136,843	147,243

Schedule of changes to securitized borrowings

	2023	2022	2021
Balance at beginning of the year	-	10,011	79,742
Interest accrued	-	84	1,904
Payments – principal	-	(10,633)	(66,403)
Payments – interest	-	(134)	(1,976)
Effect of changes in exchange rates (OCI)	-	672	(3,256)
Balance at end of the year	-	-	10,011